Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,322,874,820.76
Previously Paid Amount	0.00
Total Fee Amount	320,789.01
Total Offset Amount	0.00
Net Fee	320,789.01
Narrative - Max Aggregate Offering Price	$ 2,322,874,820.76
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true